Change of presentation of expenses and IFRS 3 adjustment	3 Months Ended
Mar. 31, 2022
Change of presentation of expenses and IFRS 3 adjustment
Change of presentation of expenses and IFRS 3 adjustment

Note 12 - Change of presentation of expenses and IFRS 3 adjustment

Change of Presentation of Expenses

From January 1, 2022, Calliditas has switched to presenting marketing and selling expenses seperately from administrative expenses. The purpose of the change is to provide more relevant information about the Group’s and the Parent Company’s financial results, and follow the practice in the industry for a company in commercial stage. The change constitutes a voluntary change and is applied with full retroactivity.

Update of Purchase Price Allocation

The fair value of the acquired assets and assessed liabilities for the acquisition of Calliditas Therapeutics Suisse S.A in 2020 was preliminarily established for the first 12 months and have thereafter been finalized in 2021. The fair value of the acquisitions of Calliditas Therapeutics Suisse S.A have changed due to allocation of assets and liabilities to Switzerland and therefore IFRS adjustments were made to the acquisition values. The effects of the change in the statement of income for the preceding periods are shown below:

	Three Months Ended March 31,				Year Ended December 31,
(SEK in thousands)	2021	Adjustment	Re-classification	2021	2021	Re-classification	2021

Net sales	—	—	—	—	229,347	—	229,347
Operating expenses
Research and development expenses	(90,076)	—	—	(90,076)	(357,485)	—	(357,485)
Marketing and selling expenses	—	—	(19,426)	(19,426)	—	(179,603)	(179,603)
Administrative expenses	(58,779)	—	19,426	(39,353)	(390,232)	179,603	(210,629)
Other operating income/expenses	(1,925)	—	—	(1,925)	(6,085)	—	(6,085)
Operating loss	(150,781)	—	—	(150,781)	(524,456)	—	(524,456)
Net financial income/(expenses)	14,607	—	—	14,607	11,083	—	11,083
Loss before income tax	(136,174)	—	—	(136,174)	(513,373)	—	(513,373)
Income tax	9,305	(6,004)	—	3,302	3,836	—	3,836
Loss for the period	(126,869)	(6,004)	—	(132,872)	(509,537)	—	(509,537)

The below table describes the adjustment for the three months ended March 31, 2021, compared to what prior has been published for the same period, regarding the statements of financial position from the finalization of the fair value.

	March 31,
(SEK in thousands)	2021	Adjustment	2021

ASSETS
Non-current assets
Other intangible assets	377,469	(33,942)	343,527
Goodwill	48,194	(9,448)	38,746
Other non-current assets	53,195	—	53,195
Total non-current assets	478,859	(43,390)	435,469

Current assets	907,867	—	907,867
TOTAL ASSETS	1,386,726	(43,390)	1,343,336

EQUITY AND LIABILITIES
Equity
Share capital	1,998	—	1,998
Additional paid in capital	2,135,476	—	2,135,476
Retained earnings, including net loss for the period	(1,042,133)	(5,796)	(1,047,929)
Equity attributable to equity holders of the Parent Company	1,095,341	(5,796)	1,089,545
Non-controlling interests	36,834	(596)	36,238
Total equity	1,132,175	(6,392)	1,125,783

Non-current liabilities
Deferred tax liabilities	72,045	(36,998)	35,047
Other non-current liabilities	65,295	—	65,295
Total non-current liabilities	137,340	(36,998)	100,342

Current liabilities	117,211	—	117,211
TOTAL EQUITY AND LIABILITIES	1,386,726	(43,390)	1,343,336